Van Eck Money Fund

A Private Label of

Investment Class Shares of the

State Street Institutional Treasury Plus Money Market Fund

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 1 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.